Segmented Information - Schedule of Segment’s Revenues, Profit or Loss, Assets and Liabilities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues	$ 404,394
Total loss on discontinued operations		589,292
Total assets for reportable segments	6,434,175		$ 6,195,555
Total liabilities for reportable segments	22,906,695		$ 18,185,992
Infrastructure [Member]
Schedule of Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues	404,394
Elimination of inter segment revenue
Total revenue	404,394
Total profit or loss for reportable segments	(164,992)
Total loss on discontinued operations
Elimination of inter segment profit or loss
Income (loss) before income tax expense	(164,992)
Total assets for reportable segments	5,558,012	3,831,917
Elimination of inter segment assets
Segments’ assets	5,558,012	3,831,917
Total liabilities for reportable segments	14,661,404	12,841,578
Elimination of inter segment liabilities	(12,554,469)	(10,729,704)
Entity’s liabilities	2,106,935	2,111,874
Cultivation Segment [Member]
Schedule of Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues
Elimination of inter segment revenue
Total revenue
Total profit or loss for reportable segments	(436)	1,305,590
Total loss on discontinued operations		(753,048)
Elimination of inter segment profit or loss
Income (loss) before income tax expense	(436)	552,542
Total assets for reportable segments	335,128	335,689
Elimination of inter segment assets
Segments’ assets	335,128	335,689
Total liabilities for reportable segments	1,028,754	1,072,219
Elimination of inter segment liabilities	(882,193)	(921,860)
Entity’s liabilities	146,561	150,359
Distribution Segment [Member]
Schedule of Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues
Elimination of inter segment revenue
Total revenue
Total profit or loss for reportable segments		(10,911,606)
Total loss on discontinued operations		10,911,606
Elimination of inter segment profit or loss
Income (loss) before income tax expense
Total assets for reportable segments
Elimination of inter segment assets
Segments’ assets
Total liabilities for reportable segments
Elimination of inter segment liabilities
Entity’s liabilities
Corporate [Member]
Schedule of Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues
Elimination of inter segment revenue
Total revenue
Total profit or loss for reportable segments	(6,080,882)	8,201,723
Total loss on discontinued operations		(9,569,266)
Elimination of inter segment profit or loss
Income (loss) before income tax expense	(6,080,882)	(1,367,543)
Total assets for reportable segments	99,715,090	100,152,700
Elimination of inter segment assets	(99,174,055)	(98,124,751)
Segments’ assets	541,035	2,027,949
Total liabilities for reportable segments	42,468,561	38,754,893
Elimination of inter segment liabilities	(21,815,362)	(22,831,134)
Entity’s liabilities	20,653,199	15,923,759
Reportable Segments [Member]
Schedule of Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues	404,394
Elimination of inter segment revenue
Total revenue	404,394
Total profit or loss for reportable segments	(6,246,310)	(1,404,293)
Total loss on discontinued operations		589,292
Elimination of inter segment profit or loss
Income (loss) before income tax expense	(6,246,310)	(815,001)
Total assets for reportable segments	105,608,230	104,320,306
Elimination of inter segment assets	(99,174,055)	(98,124,751)
Segments’ assets	6,434,175	6,195,555
Total liabilities for reportable segments	58,158,719	52,668,690
Elimination of inter segment liabilities	(35,252,024)	(34,482,698)
Entity’s liabilities	$ 22,906,695	$ 18,185,992